SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 125,182	$ 107,415
Cash paid for amounts included in the measurement of lease obligations	$ 110,768	$ 101,203	$ 151,586	$ 57,115
Weighted average remaining lease term (in years)	3 years 3 months 21 days	3 years 11 months 1 day	3 years 9 months 25 days	3 years 5 months 23 days
Operating Lease, Weighted Average Discount Rate, Percent	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 16,132	$ 27,944	$ 32,677	$ 100,302
Non-Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Total	$ 109,050	$ 79,471	$ 118,315	$ 15,197